IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Variable Insurance Trust (the “Trust”)
Balanced Fund
(the “Fund”)

Supplement dated July 22, 2014 to the Fund’s Prospectus dated May 1, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S PROSPECTUS.

The following replaces the Average Annual Total Returns table on pg. 14:

Average Annual Total Returns
(periods ended December 31, 2013)
	1 year	5 years	10 years
Balanced Fund	18.31%	11.52%	5.08%
MSCI ACWI Index (net, reflects no deduction for fees, expenses or certain taxes) 1	22.80%	14.92%	7.17%
Barclays Global Aggregate Index (Hedged) (reflects no deduction for fees, expenses or taxes) 1	(0.14%)	4.11%	4.43%
New Stock/Bond Composite (reflects no deduction for fees, expenses or taxes) 1*	14.77%	11.14%	6.21%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.78%	12.44%	6.91%
Old Stock/Bond Composite (reflects no deduction for fees, expenses or taxes)**	18.02%	12.63%	6.65%

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The MSCI ACWI Index, Barclays Global Aggregate Index (Hedged) and New Stock/Bond Composite (consisting of 65% MSCI ACWI Index and 35% Barclays Global Aggregate Index (Hedged)) are replacing the S&P 500 Index, Barclays U.S. Aggregate Bond Index, MSCI EAFE Index and Old Stock/Bond Composite (consisting of 50% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index). Wilshire believes the new indices are more appropriate indices given the Balanced Fund’s investment strategy.

*	The New Stock/Bond Composite shown above consists of 65% MSCI ACWI Index and 35% Barclays Global Aggregate Index (Hedged).
**	The Old Stock/Bond Composite shown above consists of 50% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUND’S
PROSPECTUS FOR FUTURE REFERENCE.

WIL-SK-028-0100

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